Significant Accounting Judgements, Estimates And Assumptions And Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Judgements Estimates and Assumptions and Summary of Significant Accounting Policies [Line Items]
Deferred tax assets	$ 9,124	$ 4,434
Deferred tax assets valuation allowance	$ 7,484	$ 4,386